COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)					1 Months Ended													3 Months Ended				9 Months Ended		12 Months Ended
	Jun. 10, 2021	May 15, 2020	Jan. 06, 2020	Sep. 03, 2015	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Mar. 29, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Apr. 25, 2020	Mar. 30, 2020	Jul. 31, 2018	Apr. 30, 2018	Jul. 31, 2021	May 31, 2021	Jan. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Jul. 29, 2021	Feb. 26, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bonus																												$ 37,500
Base salary description														An increase in base annual salary from $162,500 to $300,000. The amended salary amount of $300,000 shall be retroactively adjusted to commence as of January 1, 2019. The increased annual salary of $137,500 (“Incremental Salary”) over the prior annual salary amount of $162,500 (“Original Base Salary”) shall only be paid only upon there being sufficient available cash.
Common stock share price	$ 0.167
Stock-based compensation expense																						$ 8,346,391	$ 5,468,967	$ 9,914,499	$ 727,412
Accrued salary													$ 721,415											721,415
Operating lease expenses																		$ 9,562			$ 8,826	28,367	$ 25,872	35,117	32,964
Base salary description														An increase in base annual salary from $162,500 to $300,000. The amended salary amount of $300,000 shall be retroactively adjusted to commence as of January 1, 2019. The increased annual salary of $137,500 (“Incremental Salary”) over the prior annual salary amount of $162,500 (“Original Base Salary”) shall only be paid only upon there being sufficient available cash.
Issuance of common stock	60,000					240,000			50,000		25,000
Common stock issued, Value	$ 10,000
Unpaid invoiced amounts																										$ 145,000
Order Execution [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for services						$ 147,000						$ 195,524
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock-based compensation expense																				$ 5,721,000
Subsequent Event [Member] | Order Execution [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for services										$ 147,363		$ 195,524
Consultant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock-based compensation expense							$ 154,740															82,392
Issuance of common stock							1,100,000												750,000
Consultant [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock share price												$ 0.145
Stock-based compensation expense																				$ 290,000
Ian T. Bothwell [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant to purchase shares of common stock																											7,500,000
Exercise price of warrants																											$ 0.28
Ethan NY [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum monthly lease payments				$ 586,242
Loss on termination of lease contract																								$ 101,905	$ 101,905
Executive Employment Agreement [Member] | A. Mitrani [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Base salary																$ 162,500	$ 162,500
Expenses allowances																5,000	5,000
Executive Employment Agreement [Member] | Ian T. Bothwell [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Base salary																162,500	162,500
Executive Employment Agreement [Member] | Dr. Maria Ines Mitrani [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Base salary																$ 162,500	$ 162,500
Advisor Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant to purchase shares of common stock		6,000,000
Exercise price of warrants		$ 0.04
Number of common stock issued		1,000,000
V P Agreement [Member] | Vice President [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issued			750,000
Monthly salary			$ 18,000
Stock granted			1,000,000
Common stock share price			$ 0.035
Stock-based compensation expense			$ 35,000															$ 126,000				$ 315,000
Shares vested																		3,600,000				9,000,000
Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issued													5,000,000
Monthly salary													$ 12,500
Stock-based compensation expense													$ 875,000
Consulting Agreement [Member] | Consultant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issued															12,000,000
Monthly salary															$ 30,000
Common stock share price								$ 0.0614
Stock-based compensation expense																		$ 204,667
Issuance of common stock								20,000,000
Common stock issued, Value								$ 1,228,000
M C P P [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issued															33,000,000
Stock-based compensation expense																		1,336,500				$ 3,915,000
Issuance of common stock																						342,500,000		293,000,000
C R O [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for services						477,000						$ 778,000
Expenses																						$ 535,000
Outstanding expenses						$ 220,000												$ 220,000				$ 220,000
C R O [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for services										$ 476,943		$ 777,714
Five-Year Lease Agreement [Member] | Ethan NY [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease expenses				$ 9,500
C R O 3 [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for services					$ 555,000